INTANGIBLE ASSETS - Assumptions (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2028 ARS ($) loan	Dec. 31, 2027 ARS ($) loan	Dec. 31, 2026 ARS ($) loan	Dec. 31, 2025 ARS ($) loan	Dec. 31, 2024 ARS ($) loan	Dec. 31, 2023 ARS ($) loan item	Dec. 31, 2022 ARS ($)	Dec. 31, 2021 ARS ($)
Disclosure of reconciliation of changes in goodwill [line items]
Cash flow projections financial budget period						0 years
Inflation (end of period) (as percent)						211.40%
Inflation (average) (as a percent)						133.50%
Cost of funding (average) (as a percent)						63.00%
Loan's interest rate (average)						82.80%
Number of borrowings originated by Micro Lending | loan						5,798
InvertirOnline'Operating income						$ 7,326
Accumulated inflation index (as a percent)						211.40%
Variation in the BCRA Com exchange rate (as a percent)						356.40%
Balance of automobile loans (as a percent)						0.20%
Number of Operations, financing granted | item						5,800
Depreciation and amortisation expense						$ 31,931,273	$ 31,447,803	$ 25,629,749
Increase in weighted average cost of capital (as a percent)						1.00%
Micro Lending S.A.U.
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill impairment						$ 4,000,000
Micro Lending S.A.U. | Personal and Business Banking
Disclosure of reconciliation of changes in goodwill [line items]
cash-generating unit						$ 10,477,611
Forecast
Disclosure of reconciliation of changes in goodwill [line items]
Inflation (end of period) (as percent)	8.50%	23.70%	49.80%	80.40%	205.60%
Inflation (average) (as a percent)	13.40%	34.40%	62.00%	104.90%	249.10%
Cost of funding (average) (as a percent)	9.40%	17.80%	31.60%	45.30%	70.00%
Loan's interest rate (average)	17.40%	27.80%	43.60%	59.30%	88.00%
Number of borrowings originated by Micro Lending | loan	14,004	14,004	12,504	9,996	7,080
InvertirOnline'Operating income	$ 134,834	$ 118,939	$ 88,474	$ 51,990	$ 21,213